Accounts Receivable - Components of Accounts Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts Receivable
Accounts receivable, gross	$ 56,994	$ 62,797
Allowance For Doubtful Accounts Receivable Current	100	130
Accounts receivable, net	$ 56,894	$ 62,667